Operating Revenue - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
less:current portion	¥ (3,841)	¥ (5,003)
Total non-current assets related to contract with customers	16,047	17,551
Contract assets relating to contracts with customers [member]
Disclosure of products and services [line items]
Total contract assets	5,401	6,567
Contracts with customers non current portion recorded in other non current assets [member]
Disclosure of products and services [line items]
Total contract assets	1,560	1,564
Contract costs recorded in other non current assets [member]
Disclosure of products and services [line items]
Total non-current assets related to contract with customers	¥ 14,487	¥ 15,987